JOINT VENTURES - Summarized balance sheet (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016
Summarised balance sheet
Cash and cash equivalents	$ 3,450,873	$ 2,215,103	$ 1,679,478
Total current assets	98,208,964	85,342,852	87,767,823
Intangible assets	39,616,426	26,657,345	42,058,891	$ 42,368,326
Property, plant and equipment	43,834,548	40,177,146	46,218,875	$ 46,393,761
Total non-current assets	144,258,333	111,295,912	152,103,228
Total current liabilities	116,458,133	118,680,626	69,387,409
Total non-current liabilities	63,914,298	44,824,482	93,244,576
Trigall Genetics S.A.
Summarised balance sheet
Cash and cash equivalents	13,114	44,937	9,758
Other current assets	323,264	66,077	62,137
Total current assets	336,379	111,014	71,895
Intangible assets	10,214,575	8,681,400	6,819,534
Other non- current assets	0		0
Total non-current assets	10,214,575	8,681,400	6,819,534
Financial liabilities	9,476,272	7,878,036	6,378,988
Other current liabilities	1,016,083	1,030,016	607,565
Total current liabilities	10,492,355	8,908,051	6,986,553
Other non- current liabilities	460,268	295,575	121,656
Total non-current liabilities	460,268	295,575	121,656
Net assets	(401,669)	(411,212)	(216,780)
Semya S.A.
Summarised balance sheet
Cash and cash equivalents	489	183	76
Other current assets	77,074	14	0
Total current assets	77,563	197	76
Intangible assets	583,936	217,809	0
Other non- current assets	362,181	448,942	992,143
Total non-current assets	946,117	666,751	992,143
Financial liabilities	127,074	448,309	220,989
Other current liabilities	898,623	275,341	440,435
Total current liabilities	1,025,697	723,650	661,424
Other non- current liabilities	42,323		0
Total non-current liabilities	42,323		0
Net assets	(44,340)	(56,701)	330,795
Synertech Industrias S.A.
Summarised balance sheet
Cash and cash equivalents	40,634	39,133	85,654
Other current assets	5,709,650	7,182,862	5,878,527
Total current assets	5,750,284	7,221,995	5,964,181
Property, plant and equipment	15,046,903	8,344,900	15,480,289
Other non- current assets		1,328,521	1,449,117
Total non-current assets	15,046,903	9,673,421	16,929,406
Financial liabilities	921,703	705,856	1,428,481
Other current liabilities	4,595,906	6,750,220	5,158,724
Total current liabilities	5,517,609	7,456,076	6,587,205
Financial liabilities		1,080,247	2,898,798
Other non- current liabilities	3,974,975	4,801,887	5,378,862
Total non-current liabilities	3,974,975	5,882,134	8,277,660
Net assets	11,304,603	3,557,206	8,028,722
Indrasa Biotecnologia S.A.
Summarised balance sheet
Cash and cash equivalents	16,296	28,180	33,986
Other current assets	93,654	45,837	83,400
Total current assets	109,950	74,017	117,386
Property, plant and equipment	18,387	15,243	28,956
Other non- current assets			3,069
Total non-current assets	18,387	15,243	32,025
Financial liabilities			172
Other current liabilities	60,760	42,166	80,435
Total current liabilities	60,760	42,166	80,607
Net assets	$ 67,577	$ 47,094	$ 68,805